Accounts Receivable, Net - Accounts Receivable Activity (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 38,955		$ 29,375
Less: allowance for current expected credit losses	(6,336)	[1]	(1,535)	[1]	$ (1,036)	$ (367)
Accounts receivable, net	$ 32,619		$ 27,840

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.